Derivative Instruments - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - Derivatives not designated as hedging instruments $ in Thousands	Dec. 31, 2024 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	$ 66
Derivative Liabilities	89
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	16,542
Derivative Assets	66
Derivative Liabilities	89
Interest rate lock commitments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	0
Derivative Liabilities	0
Forward Contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	0
Derivative Liabilities	$ 0